Warrants - Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model (Details)	Mar. 31, 2026
GEM Warrants [Member] | Expected term (in years) [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	3
GEM Warrants [Member] | Volatility [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	59.84
GEM Warrants [Member] | Risk-free interest rate [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	3.94
GEM Warrants [Member] | Dividend yield [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants
Public Warrants and Private Warrants [Member] | Expected term (in years) [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	5
Public Warrants and Private Warrants [Member] | Volatility [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	59.84
Public Warrants and Private Warrants [Member] | Risk-free interest rate [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	3.59
Public Warrants and Private Warrants [Member] | Dividend yield [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants
Common Warrants [Member] | Expected term (in years) [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	5
Common Warrants [Member] | Volatility [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	63.84
Common Warrants [Member] | Risk-free interest rate [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	4.8
Common Warrants [Member] | Dividend yield [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants
PA Warrants [Member] | Expected term (in years) [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	5
PA Warrants [Member] | Volatility [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	63.84
PA Warrants [Member] | Risk-free interest rate [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	4.8
PA Warrants [Member] | Dividend yield [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants